Income Taxes - Schedule of Reconciliation Effective Tax Rate Percentage (Details)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Federal tax benefit at the expected statutory rate	34.00%	34.00%
State income tax, net of federal tax benefit	0.80%	1.90%
Expired net operating loss carryforwards	(0.066)	(0.015)
Other	(7.70%)
Change in state tax rates	(4.20%)
Permanent items	(3.30%)	(17.90%)
Valuation allowance	(13.00%)	(16.50%)
Income tax benefit - effective rate	0.00%	0.00%